Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Investing Activities with Partial Cash Payments	Investing activities with partial cash payments:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Purchase of property, plant and equipment	$237,564	$2,886,753	$7,495,838
Add: Opening balance of payable on equipment	79,517	128,013	128,446
Less: Ending balance of payable on equipment	(19,724)	(79,517)	(128,013)
Cash paid during the year	$297,357	$2,935,249	$7,496,271

Schedule of Purchase of Property, Plant and Equipment
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Acquisition of intangible assets	$6,538,446	$73,093	$1,626,065
Add: Opening balance of payable on intangible assets	-	727,060	-
Less: Reversal of payable on intangible assets	-	(727,060)	-
Less: Ending balance of payable on intangible assets	(3,020,475)	-	(727,060)
Cash paid during the year	$3,517,971	$73,093	$899,005